Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ancora Trust
Entity Central Index Key	0001260667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA INCOME FUND
Class Name	CLASS I
Trading Symbol	AAIIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$44	0.89%

*Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 50,032,875
Holdings Count | Holdings	93
Advisory Fees Paid, Amount	$ 125,925
Investment Company, Portfolio Turnover	6.60%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$50,032,875

PORTFOLIO HOLDINGS:
93

PORTFOLIO TURNOVER:
6.60%

ADVISORY FEES PAID BY FUND:
$125,925

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Traditional Preferred Securities	79.73%
Bonds & Corporate Bond Trust Certificates	9.29%
Common Stocks	7.16%
Money Market Funds	2.09%
REIT Senior Securities	1.73%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Texas Capital Bancshares, Inc., 5.750%, due 06/15/2026	3.27%
2.	Merchants Bancorp, 7.625%, due 01/01/2030	2.44%
3.	Synchrony Financial, 5.625%, Perp.	2.41%
4.	TPG Operating Group II, LP, 6.950, due 03/15/2064	2.34%
5.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	2.16%
6.	Federated Hermes Government Obligations Fund – Institutional Class	2.08%
7.	Carlyle Finance LLC., 4.625%, due 05/15/2061	1.96%
8.	Rithm Capital Corp., 8.750%, due 11/15/2030	1.95%
9.	United Parcel Service, Inc.	1.72%
10.	Fifth Third Bancorp, 7.994%, Perp.	1.70%
	Total % of Net Assets	22.03%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	www.ancorafunds.com
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS I
Trading Symbol	AATIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$62	1.20%

*Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Net Assets	$ 239,741,404
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 1,030,052
Investment Company, Portfolio Turnover	67.87%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$239,741,404

PORTFOLIO HOLDINGS:
89

PORTFOLIO TURNOVER:
67.87%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,030,052

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Industrials	27.38%
Consumer Discretionary	20.38%
Materials	11.21%
Real Estate	8.14%
Health Care	7.63%
Financials	6.53%
Technology	6.28%
Energy	3.29%
Utilities	3.05%
Communication	2.81%
Consumer Staples	2.39%
Money Market Funds	0.91%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Rayonier, Inc.	3.83%
2.	Middleby Corp.	3.77%
3.	PROG Holdings, Inc.	3.33%
4.	Millrose Properties, Inc.	2.62%
5.	Crane NXT Co.	2.39%
6.	Marriott Vacations Worldwide Corp.	2.30%
7.	Amrize Ltd.	2.25%
8.	Vontier Corp.	2.07%
9.	Viper Energy, Inc.	2.05%
10.	Amentum Holdings, Inc.	1.98%
	Total % of Net Assets	26.59%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	www.ancorafunds.com
Class S
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS S
Trading Symbol	AATSX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$52	1.00%

*Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 239,741,404
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 1,030,052
Investment Company, Portfolio Turnover	67.87%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$239,741,404

PORTFOLIO HOLDINGS:
89

PORTFOLIO TURNOVER:
67.87%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,030,052

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Industrials	27.38%
Consumer Discretionary	20.38%
Materials	11.21%
Real Estate	8.14%
Health Care	7.63%
Financials	6.53%
Technology	6.28%
Energy	3.29%
Utilities	3.05%
Communication	2.81%
Consumer Staples	2.39%
Money Market Funds	0.91%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Rayonier, Inc.	3.83%
2.	Middleby Corp.	3.77%
3.	PROG Holdings, Inc.	3.33%
4.	Millrose Properties, Inc.	2.62%
5.	Crane NXT Co.	2.39%
6.	Marriott Vacations Worldwide Corp.	2.30%
7.	Amrize Ltd.	2.25%
8.	Vontier Corp.	2.07%
9.	Viper Energy, Inc.	2.05%
10.	Amentum Holdings, Inc.	1.98%
	Total % of Net Assets	26.59%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	www.ancorafunds.com
class I
Shareholder Report [Line Items]
Fund Name	ANCORA DIVIDEND VALUE EQUITY FUND
Class Name	CLASS I
Trading Symbol	ADEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2026 to June 30, 2026, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$50	1.00%

*Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 42,909,057
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 139,336
Investment Company, Portfolio Turnover	5.90%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$42,909,057

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
5.90%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$139,336

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Technology	20.94%
Financials	18.56%
Industrials	16.55%
Health Care	13.28%
Consumer Discretionary	10.92%
Energy	6.70%
Materials	5.81%
Consumer Staples	3.31%
Communication	2.35%
Money Market Funds	1.58%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Broadcom, Inc.	6.49%
2.	JP Morgan Chase & Co.	6.38%
3.	AbbVie, Inc.	6.05%
4.	Microsoft Corp.	5.84%
5.	Apple, Inc.	5.81%
6.	Eaton Corp. Plc.	5.68%
7.	Johnson & Johnson	5.00%
8.	Bank of America Corp.	4.51%
9.	EOG Resources, Inc.	4.46%
10.	General Dynamics Corp.	4.33%
	Total % of Net Assets	54.55%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	www.ancorafunds.com